Fair Value Measurements Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Wal-Mart Stores, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Concentration, Percentage	17.50%	17.10%
Weifang Operation [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Chicken [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	$ 56